F. Scott Thomas Director and Associate General Counsel Advocacy & Oversight 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704 988-3687 F 704 988-4924 sthomas@tiaa-cref.org

March 1, 2014

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on February 27, 2014.

Please contact the undersigned at (704) 988-3687 should you have any questions or comments regarding this letter.

Sincerely,

/s/ F. Scott Thomas

F. Scott Thomas